UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06083

Name of Registrant:	Vanguard Ohio Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2021—November 30, 2022

Item 1: Reports to Shareholders

Annual Report   |   November 30, 2022
Vanguard Ohio Long-Term
Tax-Exempt Fund

Contents
Your Fund’s Performance at a Glance	1
Advisor's Report	2
About Your Fund’s Expenses	5
Performance Summary	7
Financial Statements	9
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	Despite some relief toward the close of the period, the 12 months ended November 30, 2022, were a volatile, challenging time for financial markets. Vanguard Ohio Long-Term Tax-Exempt Fund returned –10.81%. It lagged the –8.88% return of its benchmark index, which includes state- and municipal-issued bonds across the maturity spectrum.
•	The economic backdrop deteriorated early on as inflation soared to multidecade highs, fueled in part by higher energy and food prices in the wake of Russia’s invasion of Ukraine. Then price increases broadened to other categories of goods and services, adding to concerns that inflation would remain stubbornly high. That prompted aggressive tightening by the Federal Reserve to bring inflation back in check, which weighed on bond prices and increased fears of recession.
•	Munis were not immune to the run-up in Treasury yields, and the muni market experienced significant cash outflows. As a whole, however, their fundamentals remained solid, and they fared better than the taxable bond market.
•	The main driver of the fund’s relative underperformance was its longer duration compared to that of its benchmark index. Having more exposure to credit-sensitive segments than the benchmark also detracted.
Market Barometer
	Average Annual Total Returns Periods Ended November 30, 2022
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	-10.66%	10.56%	10.69%
Russell 2000 Index (Small-caps)	-13.01	6.44	5.45
Russell 3000 Index (Broad U.S. market)	-10.80	10.28	10.33
FTSE All-World ex US Index (International)	-11.40	2.23	1.86
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	-12.91%	-2.56%	0.24%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	-8.64	-0.77	1.40
FTSE Three-Month U.S. Treasury Bill Index	1.16	0.64	1.19
CPI
Consumer Price Index	7.11%	5.00%	3.83%

Advisor’s Report
For the 12 months ended November 30, 2022, Vanguard Ohio Long-Term Tax-Exempt Fund returned –10.81%. The result lagged the –8.88% return of the benchmark, the Bloomberg OH Municipal Bond Index, which includes bonds across the maturity spectrum.
The fund’s 30-day SEC yield climbed from 1.35% to 3.66%. The 30-day SEC yield is a proxy for a fund’s potential annualized rate of income.
The fund is permitted to invest in securities that can generate income distributions subject to the alternative minimum tax (AMT). As of the end of the fiscal year, however, it didn’t own such securities.
The investment environment
The period was defined by a historic rise in interest rates, which caused ripple effects across every sector of the financial markets and brought renewed volatility.
Concerns that had been weighing on market sentiment in late 2021 carried into 2022. Supply-chain bottlenecks persisted, labor remained in short supply in some sectors of the economy as unemployment rates continued to fall, and year-on-year inflation readings—which had been accelerating—climbed to multidecade highs across much of the world.
In late February, Russia’s invasion of Ukraine injected more uncertainty into the markets. Oil headed north of $100 per barrel and staple food prices soared. While energy prices eventually began to

Yields of Tax-Exempt Municipal Securities (National Averages, AAA-Rated General Obligation Issues)
Maturity	November 30, 2021	November 30, 2022
2 years	0.24%	2.59%
5 years	0.61	2.65
10 years	1.07	2.75
30 years	1.55	3.57
Source: Vanguard.

cool amid slowing economic growth and the U.S. government’s release of some of its strategic oil reserves to boost supply, price increases broadened to other categories of goods and services, heightening concerns that inflation might remain stubbornly high.
In response, major central banks wound down their bond-purchasing programs and began raising short-term interest rates. The Federal Reserve was especially aggressive, raising the federal funds rate target by 3.75 percentage points in less than eight months.
All of this created a very challenging environment for bonds. Muni yields rose sharply even as the credit profile of many issuers remained solid overall. Ohio’s coffers have been bolstered by significant budget surpluses in 2021 and 2022. Moreover, its liquidity cushion has remained stable at $2.7 billion, higher than pre-COVID levels. The state’s solid finances led Fitch to upgrade Ohio’s general obligation rating by one notch to AAA in September 2022 and Moody’s to place it on positive outlook in October 2022. As for the major cities in the state, they have benefited from federal aid, strong tax revenues, and continued state support.
With muni returns turning negative in 2022, investors nevertheless pulled large amounts of cash out of this asset class, which put additional pressure on muni prices.
As a whole, the U.S. muni market finished the period down, returning roughly –9%, as measured by the Bloomberg Municipal Bond Index.
Management of the fund
The main driver of the fund’s relative underperformance was its longer duration relative to its benchmark index. We were defensively positioned early in the period, given our expectation that rates would rise and spreads decompress. Our positioning included a duration similar to the benchmark’s, which is generally shorter than the fund’s because it includes municipals across the maturity spectrum. While that worked out well during the first wave of rate increases, our duration then drifted longer as relative valuations improved—a stance which weighed on performance as Fed rate hikes continued.
We were lighter than we typically are on credit exposure early in the period as well; even so, we were still carrying more than the benchmark. The widening in credit spreads that took place later on therefore dampened the fund’s relative performance.
In the second half of the period, we seized some opportunities to cycle out of shorter-call bonds and into bonds with a call of closer to 10 years, as they offer a better convexity profile, which will position the fund to capture more upside price performance in the future.
The fund was well-prepared in terms of liquidity going into 2022. With municipal bond valuations rich and the Fed expected to initiate a hiking cycle, we had increased our liquidity buffer because we anticipated that some investors could head for the exits. This move helped the fund, even as the outflows proved to be of a higher magnitude than we had expected.
Outlook
The recent significant negative annual returns have understandably been distressing for muni investors.
With the repricing that has occurred, however, the outlook is substantially better than it was a year ago. That is likely to attract flows back into this asset class—especially given how strong fundamentals are from a credit standpoint.
Although the bond market may continue to see volatility as the Fed makes more rate hikes, today’s higher yields mean munis can offer a cushion against further price declines.
Energy supply-and-demand concerns, diminishing capital flows, declining trade volumes, and falling output per person will most likely lead to a global recession in the coming year. While we had upgraded the portfolio’s credit quality because of that outlook, we are open to opportunistically increasing our credit exposure given the widening in spreads that has taken place. At the same time, we are also favoring some sectors that tend to be more defensive in downturns.
Whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to navigate this large, fragmented market to seek attractive investment opportunities that will add to the fund’s performance.
Stephen McFee, CFA, Portfolio Manager
Vanguard Fixed Income Group
December 13, 2022

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended November 30, 2022
Ohio Long-Term Tax-Exempt Fund	Beginning Account Value 5/31/2022	Ending Account Value 11/30/2022	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$974.60	$0.64
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.42	0.66
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.13%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/365).

Ohio Long-Term Tax-Exempt Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 30, 2012, Through November 30, 2022
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended November 30, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Ohio Long-Term Tax-Exempt Fund	-10.81%	1.46%	2.35%	$12,613
Bloomberg OH Municipal Bond Index	-8.88	1.29	2.07	12,279
Bloomberg Municipal Bond Index	-8.64	1.40	1.98	12,161
See Financial Highlights for dividend and capital gains information.

Ohio Long-Term Tax-Exempt Fund
Distribution by Stated Maturity
As of November 30, 2022
Under 1 Year	10.4%
1 - 3 Years	1.4
3 - 5 Years	3.6
5 - 10 Years	14.2
10 - 20 Years	35.5
20 - 30 Years	27.4
Over 30 Years	7.5
The table reflects the fund’s investments, except for short-term investments and derivatives.

Ohio Long-Term Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of November 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (100.1%)
Ohio (99.3%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,000	1,102
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	165	176
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	100	108
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	300	322
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	555	526
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,600	1,472
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,000	910
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	2,185	1,969
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	250	223
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	3.000%	11/15/40	5,725	4,230
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/41	500	508
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	2,000	1,931
	Akron OH (Akron District Energy Project) COP	4.000%	12/1/30	535	550
	Akron OH Income Tax Revenue	4.000%	12/1/26	3,350	3,506
	Akron OH Income Tax Revenue	4.000%	12/1/28	285	300
	Akron OH Income Tax Revenue	3.000%	12/1/29	1,820	1,827
	Akron OH Income Tax Revenue	4.000%	12/1/29	610	641
	Akron OH Income Tax Revenue	3.000%	12/1/30	1,870	1,869
[1]	Akron OH Income Tax Revenue	4.000%	12/1/30	2,090	2,186
	Akron OH Income Tax Revenue	4.000%	12/1/30	405	430
	Akron OH Income Tax Revenue	3.000%	12/1/31	1,750	1,723
	Akron OH Income Tax Revenue	4.000%	12/1/31	1,500	1,562
	Akron OH Income Tax Revenue	4.000%	12/1/31	370	391
	Akron OH Income Tax Revenue	3.000%	12/1/32	1,655	1,591
	Akron OH Income Tax Revenue	4.000%	12/1/32	1,315	1,363
	Akron OH Income Tax Revenue	4.000%	12/1/32	1,285	1,349
	Akron OH Income Tax Revenue	4.000%	12/1/33	120	125
	Akron OH Income Tax Revenue	4.000%	12/1/33	1,325	1,381

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Akron OH Income Tax Revenue	4.000%	12/1/34	650	663
	Akron OH Income Tax Revenue	4.000%	12/1/35	625	635
	Akron OH Income Tax Revenue	4.000%	12/1/36	655	664
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	4,520	4,840
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	2,250	2,516
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	2,350	2,541
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	1,900	1,895
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	4,800	4,761
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	3,995	3,885
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/42	2,120	2,217
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	4,925	4,530
[2]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue VRDO	1.020%	12/1/22	2,500	2,500
	Allen County Port Authority College & University Revenue	4.000%	12/1/31	1,415	1,385
	Allen County Port Authority College & University Revenue	4.000%	12/1/35	1,305	1,211
	Allen County Port Authority College & University Revenue	4.000%	12/1/40	2,160	1,899
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/33	100	112
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/35	180	180
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/36	225	223
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/37	300	294
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/38	375	365
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/39	450	434
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/40	250	237
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/29	100	106
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/41	175	179
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/41	355	364
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/30	1,250	1,319
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	4.000%	2/15/34	1,380	1,393
	Apollo Joint Vocational School District GO	5.000%	12/1/28	705	777
	Apollo Joint Vocational School District GO	5.000%	12/1/29	1,195	1,310
	Apollo Joint Vocational School District GO	5.000%	12/1/30	365	399
	Apollo Joint Vocational School District GO	4.000%	12/1/33	1,000	1,044
	Apollo Joint Vocational School District GO	4.000%	12/1/35	1,470	1,522
	Apollo Joint Vocational School District GO	4.000%	12/1/36	1,000	1,032
	Ashland County-West Holmes Joint Vocational School District GO	4.000%	12/1/41	2,790	2,791
	Ashland County-West Holmes Joint Vocational School District GO	4.000%	12/1/46	2,420	2,330
	Ashland County-West Holmes Joint Vocational School District GO	4.000%	12/1/51	3,250	3,110
	Athens City School District GO	4.000%	12/1/29	745	798
	Athens City School District GO	4.000%	12/1/30	380	407
	Athens City School District GO	4.000%	12/1/31	400	427
	Athens City School District GO	3.250%	12/1/48	2,000	1,553
[3]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/46	1,085	838

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/47	1,120	855
[3]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/49	950	713
	Belmont County OH BAN GO	3.000%	8/17/23	2,275	2,270
[3]	Berea City School District COP	2.500%	10/1/23	250	249
	Big Walnut Local School District GO	5.000%	12/1/42	920	991
	Big Walnut Local School District GO	3.250%	12/1/48	2,975	2,383
	Big Walnut Local School District GO	3.500%	12/1/55	290	236
	Big Walnut Local School District GO	5.000%	12/1/55	4,275	4,563
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	125	129
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	2,110	2,230
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	2,000	2,004
	Bowling Green State University College & University Revenue	5.000%	6/1/28	300	324
	Bowling Green State University College & University Revenue	5.000%	6/1/29	435	470
	Bowling Green State University College & University Revenue	5.000%	6/1/33	1,075	1,154
	Bowling Green State University College & University Revenue	5.000%	6/1/33	600	667
	Bowling Green State University College & University Revenue	5.000%	6/1/34	550	608
	Bowling Green State University College & University Revenue	5.000%	6/1/35	735	808
	Bowling Green State University College & University Revenue	5.000%	6/1/36	435	476
	Bowling Green State University College & University Revenue	5.000%	6/1/37	700	763
	Bowling Green State University College & University Revenue	4.000%	6/1/38	500	502
	Bowling Green State University College & University Revenue	4.000%	6/1/39	800	802
	Bowling Green State University College & University Revenue	4.000%	6/1/40	1,005	1,003
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	500	536
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	500	535
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	3,600	3,833
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	4,350	4,606
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	3,840	4,045
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/37	2,000	1,898
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	3,350	3,154
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/48	7,525	5,388
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/48	18,830	16,382
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	4,985	4,567
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	675	696
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,080	3,225
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	150	159
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	240	257
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,075	1,144
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/30	1,010	1,018
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	400	421
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	1,075	1,082
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	250	264
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	1,215	1,216
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	100	101

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	135	136
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/34	190	191
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/35	195	195
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/36	200	199
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/37	210	207
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/38	215	211
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/39	230	224
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/40	235	228
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/41	245	235
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/46	985	925
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/51	1,200	1,110
	Butler County Transportation Improvement District Tax Allocation Revenue	4.000%	12/1/28	2,200	2,284
	Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	380	377
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/37	1,500	1,421
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	100	104
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	450	473
	Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/31	500	537
	Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/32	400	428
	Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/33	400	428
	Cincinnati City School District (School Improvement Project) COP	3.250%	6/15/34	565	557
	Cincinnati City School District (School Improvement Project) COP	3.375%	6/15/35	670	656
	Cincinnati City School District (School Improvement Project) COP	3.500%	6/15/36	445	431
	Cincinnati City School District (School Improvement Project) COP	3.500%	6/15/37	1,000	959
	Cincinnati City School District (School Improvement Project) COP	3.625%	6/15/38	800	771
	Cincinnati OH GO	4.000%	12/1/29	1,010	1,067
	Cincinnati OH GO	4.000%	12/1/30	500	528
	Cincinnati OH GO	4.000%	12/1/30	1,310	1,395
	Cincinnati OH Water System Water Revenue	3.000%	12/1/49	955	722
	Clark Shawnee Local School District GO	4.000%	11/1/31	400	420
	Clark Shawnee Local School District GO	4.000%	11/1/32	660	691
	Clark Shawnee Local School District GO	4.000%	11/1/34	860	892
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/28	150	166
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/29	210	232
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/32	545	600
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/34	760	829
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	4.000%	11/15/35	925	937
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/36	1,000	1,084
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/37	595	644

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/38	825	891
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/31	530	553
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/35	1,775	1,832
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/36	500	511
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/37	2,200	2,230
	Cleveland Heights & University Heights City School District GO	3.500%	12/1/51	225	180
	Cleveland OH GO	3.000%	12/1/28	895	903
	Cleveland OH GO	3.000%	12/1/30	1,350	1,354
	Cleveland OH GO	4.000%	12/1/30	2,610	2,789
	Cleveland OH GO	3.000%	12/1/31	1,500	1,488
	Cleveland OH GO	3.000%	12/1/31	1,000	992
	Cleveland OH GO	4.000%	12/1/31	805	853
	Cleveland OH GO	3.000%	12/1/32	1,825	1,768
	Cleveland OH GO	5.000%	12/1/32	225	248
	Cleveland OH GO	3.000%	12/1/33	990	947
	Cleveland OH GO	3.000%	12/1/35	750	691
	Cleveland OH GO	3.000%	12/1/36	795	714
	Cleveland OH GO	3.000%	12/1/37	1,000	875
	Cleveland OH GO	5.000%	12/1/43	2,075	2,212
	Cleveland OH GO	3.000%	12/1/49	2,370	1,796
	Cleveland OH Income Tax Revenue	4.000%	10/1/28	390	410
	Cleveland OH Income Tax Revenue	4.000%	10/1/28	500	525
	Cleveland OH Income Tax Revenue	4.000%	10/1/29	400	420
	Cleveland OH Income Tax Revenue	4.000%	10/1/29	300	315
	Cleveland OH Income Tax Revenue	5.000%	10/1/29	230	254
	Cleveland OH Income Tax Revenue	5.000%	10/1/30	2,510	2,767
	Cleveland OH Income Tax Revenue	5.000%	10/1/32	500	542
	Cleveland OH Income Tax Revenue	5.000%	10/1/33	500	541
	Cleveland OH Income Tax Revenue	3.000%	10/1/38	550	474
	Cleveland OH Income Tax Revenue	3.000%	10/1/39	500	423
	Cleveland OH Income Tax Revenue	3.000%	10/1/40	1,725	1,426
	Cleveland OH Income Tax Revenue	3.000%	10/1/41	1,290	1,045
	Cleveland OH Income Tax Revenue	3.000%	10/1/45	3,420	2,630
	Cleveland OH Income Tax Revenue	3.000%	10/1/46	1,710	1,297
	Cleveland OH Income Tax Revenue	2.000%	10/1/47	1,000	599
	Cleveland State University College & University Revenue	5.000%	6/1/27	205	218
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/28	680	701
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/30	3,020	3,112
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	4.000%	8/1/44	2,500	2,306
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.000%	8/1/26	265	281
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.000%	8/1/30	1,530	1,674
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.500%	8/1/47	3,000	3,223
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.500%	8/1/52	6,010	6,445
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.000%	8/1/31	1,605	1,761
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.000%	8/1/32	1,690	1,852
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.000%	8/1/33	1,780	1,932

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/33	250	281
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/35	300	334
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/37	300	302
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/40	350	343
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/46	1,150	1,035
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/51	1,100	969
[5]	Cleveland-Cuyahoga County Port Authority Tax Allocation Revenue (Flats East Bank Project)	4.500%	12/1/55	2,500	1,951
	Columbus City School District GO	3.000%	12/1/33	2,520	2,396
	Columbus City School District GO	5.000%	12/1/42	450	475
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	2.250%	8/1/36	2,000	1,592
	Columbus OH GO	4.000%	4/1/30	4,015	4,230
	Columbus OH GO	5.000%	4/1/30	130	150
	Columbus OH GO	4.000%	7/1/30	1,200	1,237
	Columbus OH GO	5.000%	4/1/31	125	144
	Columbus OH GO	5.000%	4/1/37	3,835	4,270
	Columbus OH GO	5.000%	4/1/39	4,500	4,974
	Columbus OH GO	5.000%	4/1/40	3,000	3,301
	Columbus OH GO	5.000%	4/1/41	2,400	2,630
	Columbus OH GO VRDO	1.810%	12/1/22	3,650	3,650
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/26	150	160
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/30	335	373
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/32	700	776
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/39	1,345	1,349
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/44	6,810	5,520
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/48	3,000	2,355
	Cuyahoga Community College District College & University Revenue	4.000%	2/1/27	1,000	1,036
	Cuyahoga Community College District GO	4.000%	12/1/30	1,800	1,862
	Cuyahoga Community College District GO	5.000%	12/1/37	55	58
	Cuyahoga County OH (Convention Hotel Project) COP	4.000%	12/1/34	1,700	1,709
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/36	450	459
	Cuyahoga County OH GO	4.000%	12/1/34	750	785
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	200	210
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.000%	2/15/29	505	507
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/42	2,000	2,026
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.250%	2/15/47	7,235	7,281
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/52	13,775	13,977
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/57	940	906
[3]	Cuyahoga Falls City School District GO	4.000%	12/1/29	405	428
[3]	Cuyahoga Falls City School District GO	4.000%	12/1/31	500	526
[3]	Cuyahoga Falls City School District GO	4.000%	12/1/33	500	523
[3]	Cuyahoga Falls City School District GO	4.000%	12/1/51	5,765	5,242
	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue	2.000%	12/1/31	1,000	870
[6]	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.750%	12/1/27	2,170	2,232
	Dayton OH Water System Water Revenue	4.000%	12/1/29	265	276
	Dayton OH Water System Water Revenue	4.000%	12/1/30	200	208
	Dayton OH Water System Water Revenue	4.000%	12/1/31	280	290

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dayton OH Water System Water Revenue	4.000%	12/1/32	300	311
	Dayton OH Water System Water Revenue	4.000%	12/1/34	970	1,000
	Delaware County OH Sales Tax Revenue	3.500%	12/1/31	2,750	2,774
	Delhi Township OH GO	4.000%	12/1/29	150	160
	Delhi Township OH GO	4.000%	12/1/30	160	172
	Delhi Township OH GO	4.000%	12/1/31	145	157
	Delhi Township OH GO	4.000%	12/1/32	310	333
	Delhi Township OH GO	4.000%	12/1/33	400	424
	Delhi Township OH GO	4.000%	12/1/34	815	859
	Delhi Township OH GO	4.000%	12/1/35	430	448
	Delhi Township OH GO	4.000%	12/1/36	320	333
	Dublin OH GO	5.000%	12/1/31	500	560
	Dublin OH GO	5.000%	12/1/32	550	615
	Dublin OH GO	3.000%	12/1/35	1,135	1,053
	Dublin OH GO	3.000%	12/1/36	990	895
	East Knox Local School District GO	3.000%	11/1/56	1,100	809
	Elyria OH GO	4.000%	12/1/25	470	487
	Elyria OH GO	4.000%	12/1/27	670	696
	Elyria OH GO	4.000%	12/1/28	695	722
	Elyria OH GO	4.000%	12/1/31	225	233
	Elyria OH GO	4.000%	12/1/32	280	290
	Elyria OH GO	4.000%	12/1/33	440	454
	Euclid City School District GO	4.750%	1/15/54	1,000	1,026
	Fairborn City School District GO	3.000%	12/1/55	7,320	5,263
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/28	150	159
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/29	130	136
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/30	100	105
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/31	110	116
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/32	125	132
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/33	150	157
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/34	175	183
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/35	175	182
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/37	290	293
[3]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/40	1,000	834
[3]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/45	2,000	1,566
[3]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/50	2,640	1,956
	Fairfield County OH GO	2.000%	12/1/41	800	537
[3]	Fairless Local School District (School Facilities Project) COP	3.000%	12/1/45	4,210	3,267
[3]	Fairless Local School District (School Facilities Project) COP	3.000%	12/1/49	3,365	2,526
	Franklin City School District GO	3.000%	11/1/40	400	330
	Franklin City School District GO	3.000%	11/1/50	1,500	1,110
	Franklin City School District GO	3.000%	11/1/57	6,180	4,414
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/32	565	590
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/35	500	513
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/38	620	629
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/39	515	520
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/51	4,000	3,858
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/26	200	214
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/28	500	552
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/29	530	593
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/32	135	151

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/34	100	111
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/40	1,225	1,222
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/46	3,385	3,635
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	8,000	9,105
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	750	746
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/40	1,000	976
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/44	6,890	6,636
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/45	4,640	4,701
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	3,000	2,879
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	800	820
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	4,900	4,599
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/55	1,100	961
	Franklin County OH Sales Tax Revenue	4.000%	6/1/30	250	266
	Franklin County OH Sales Tax Revenue	5.000%	6/1/43	6,000	6,433
	Fremont City School District GO	5.000%	1/15/40	200	208
	Fremont City School District GO	4.000%	1/15/55	1,575	1,494
[3]	Gahanna-Jefferson City School District (School Facilities Project) COP	3.000%	12/1/34	1,430	1,323
[4]	Gahanna-Jefferson City School District GO	3.000%	12/1/57	5,565	3,909
	Grandview Heights City School District GO	3.125%	12/1/55	245	197
	Great Oaks Career Campuses Board of Education COP	4.000%	12/1/29	500	535
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/37	1,085	963
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/41	2,000	1,703
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/44	4,975	4,129
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/46	7,065	5,465
	Greene County Vocational School District GO	5.000%	12/1/29	300	336
	Greene County Vocational School District GO	4.000%	12/1/34	700	731
	Greene County Vocational School District GO	4.000%	12/1/38	1,250	1,258
	Hamilton County OH GO	5.000%	12/1/29	2,005	2,199
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	425	432
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	1,360	1,382
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	3,250	3,132
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/39	1,515	1,568
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	6,120	6,246
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/46	3,750	3,411
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	3,000	3,055
	Hamilton County OH Health, Hospital, Nursing Home Revenue	3.750%	8/15/50	4,485	3,832
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	2,000	1,801
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.000%	9/15/50	4,945	4,298
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/50	6,000	6,012
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/51	2,210	1,975
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/32	1,750	1,719
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/42	4,655	4,335
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/46	1,350	1,228
[4,7]	Hamilton County OH Sales Tax Revenue	0.000%	12/1/27	370	313
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/29	1,235	1,328
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/30	2,550	2,728
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/32	860	892
[3]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/30	200	209
[3]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/31	190	199

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/34	425	442
[3]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/36	350	360
	Hilliard OH Income Tax Revenue	5.000%	12/1/34	855	973
	Hilliard OH Income Tax Revenue	5.000%	12/1/38	1,655	1,852
	Hilliard OH Income Tax Revenue	5.000%	12/1/40	1,825	2,030
	Hilliard OH Income Tax Revenue	5.000%	12/1/41	1,915	2,128
	Hilliard OH Income Tax Revenue	5.000%	12/1/42	510	567
	Hilliard OH Income Tax Revenue	5.000%	12/1/58	10,000	10,959
[3]	Hillsdale Local School District COP	4.000%	12/1/34	1,235	1,271
[3]	Hillsdale Local School District COP	4.000%	12/1/37	2,105	2,118
[3]	Hillsdale Local School District COP	4.000%	12/1/39	1,325	1,303
	Hudson City OH School District GO	4.000%	12/1/33	420	433
	Indian Creek Local School District GO	5.000%	11/1/55	1,845	1,918
	Indian Hill Exempted Village School District GO	2.000%	12/1/40	1,250	872
	Indian Hill Exempted Village School District GO	2.125%	12/1/41	1,265	885
	Kent City School District GO	3.000%	12/1/40	1,000	834
	Kent State University College & University Revenue	5.000%	5/1/29	100	112
	Kent State University College & University Revenue	5.000%	5/1/30	175	198
	Kent State University College & University Revenue	5.000%	5/1/31	175	196
	Kent State University College & University Revenue	5.000%	5/1/32	150	167
	Kent State University College & University Revenue	5.000%	5/1/33	250	276
	Kent State University College & University Revenue	5.000%	5/1/34	315	348
	Kent State University College & University Revenue	5.000%	5/1/35	350	383
	Kent State University College & University Revenue	5.000%	5/1/36	400	436
	Kent State University College & University Revenue	5.000%	5/1/37	225	244
	Kent State University College & University Revenue	5.000%	5/1/38	300	324
	Kent State University College & University Revenue	5.000%	5/1/39	300	324
	Kent State University College & University Revenue	5.000%	5/1/40	450	484
	Kent State University College & University Revenue	5.000%	5/1/45	1,300	1,390
	Kent State University College & University Revenue	5.000%	5/1/50	1,620	1,722
	Kenton City School District GO	4.000%	11/1/52	1,895	1,801
	Kenton City School District GO	4.000%	11/1/58	3,700	3,500
	Kettering City School District COP	5.000%	12/1/31	260	290
	Kettering City School District COP	4.000%	12/1/33	270	282
	Kettering City School District COP	4.000%	12/1/35	375	388
	Kettering City School District COP	3.375%	12/1/46	295	248
[4]	Kettering City School District GO	5.250%	12/1/31	1,000	1,121
	Lake Local School District/Wood County OH GO	4.000%	12/1/58	7,000	6,374
	Lakewood City School District GO	4.000%	11/1/30	235	247
	Lakewood City School District GO	4.000%	11/1/31	440	462
	Lakewood City School District GO	4.000%	11/1/32	245	256
	Lakewood City School District GO	4.000%	11/1/33	375	390
	Lakewood City School District GO	4.000%	11/1/34	430	446
[2]	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/24	555	564
[2]	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/25	360	369
[2]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	5,000	5,121
	Lexington Local School District GO	3.000%	10/1/44	490	390
	Liberty Community Infrastructure Financing Authority Revenue	3.125%	12/1/46	540	434
	Liberty-Benton Local School District GO	3.000%	11/1/54	2,000	1,458
	Licking Heights Local School District GO	4.500%	10/1/51	1,900	1,922
	Licking Heights Local School District GO	3.500%	10/1/54	200	163
	Licking Heights Local School District GO	5.500%	10/1/59	6,565	7,222
	Logan Elm Local School District GO	4.000%	11/1/55	975	924
[2,5]	Lucas County OH GO TOB VRDO	0.990%	12/1/22	13,855	13,855
[4]	Lucas County OH Health, Hospital, Nursing Home Revenue	4.125%	11/15/42	480	469

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lucas County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	1,350	1,012
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	750	647
	Mahoning County OH Sewer Revenue	3.000%	12/1/28	100	100
	Mahoning County OH Sewer Revenue	3.000%	12/1/29	100	100
	Mahoning County OH Sewer Revenue	3.000%	12/1/30	200	198
	Mahoning County OH Sewer Revenue	3.000%	12/1/31	180	177
	Mahoning County OH Sewer Revenue	3.000%	12/1/35	800	733
	Mahoning County OH Sewer System Sewer Revenue	2.125%	12/1/40	100	70
	Mariemont City School District GO	4.000%	12/1/31	1,040	1,106
	Mariemont City School District GO	4.000%	12/1/32	1,265	1,341
	Mariemont City School District GO	4.000%	12/1/33	1,045	1,099
	Mariemont City School District GO	3.000%	12/1/34	555	522
	Maumee OH GO	3.000%	12/1/33	1,225	1,165
	Medina County OH GO	4.000%	12/1/29	165	172
	Medina County OH GO	4.000%	12/1/31	160	166
	Medina County OH GO	3.000%	12/1/35	270	250
	Medina County OH GO	3.000%	12/1/37	500	444
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	100	108
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/45	7,615	7,799
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/49	7,255	7,387
	Miami Trace Local School District GO	5.000%	12/1/48	3,730	3,868
	Miami University College & University Revenue	5.000%	9/1/31	600	691
	Miami University College & University Revenue	5.000%	9/1/31	165	190
	Miami University College & University Revenue	5.000%	9/1/31	640	726
	Miami University College & University Revenue	5.000%	9/1/32	1,065	1,214
	Miami University College & University Revenue	5.000%	9/1/32	345	393
	Miami University College & University Revenue	5.000%	9/1/33	1,055	1,196
	Miami University College & University Revenue	5.000%	9/1/33	775	878
	Miami University College & University Revenue	5.000%	9/1/34	1,035	1,169
	Miami University College & University Revenue	5.000%	9/1/34	1,100	1,235
	Miami University College & University Revenue	5.000%	9/1/35	760	853
	Miami University College & University Revenue	5.000%	9/1/36	685	764
	Miami Valley Career Technology Center GO	4.000%	12/1/33	725	753
	Miami Valley Career Technology Center GO	4.000%	12/1/34	1,475	1,521
	Miami Valley Career Technology Center GO	5.000%	12/1/44	4,550	4,835
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	1,630	1,511
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	550	509
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	550	488
	Middletown OH GO	4.050%	12/1/52	2,840	2,704
[3]	Midview Local School District COP	4.000%	11/1/28	810	847
[3]	Midview Local School District COP	4.000%	11/1/29	870	917
	Milford Exempt Village School District GO	4.000%	12/1/34	300	317
	Milford Exempt Village School District GO	4.000%	12/1/35	250	259
	Milford Exempt Village School District GO	4.000%	12/1/36	150	156
	Milford Exempt Village School District GO	4.000%	12/1/37	250	258
	Milford Exempt Village School District GO	4.000%	12/1/38	205	208
	Milford Exempt Village School District GO	4.000%	12/1/39	260	262
	Milford Exempt Village School District GO	4.000%	12/1/40	305	306
	Milford Exempt Village School District GO	4.000%	12/1/41	385	384
	Milford Exempt Village School District GO	4.000%	12/1/42	200	198
	Milford Exempt Village School District GO	4.000%	12/1/47	3,000	2,899
	Milford Exempt Village School District GO	4.000%	12/1/51	1,785	1,702
	Montgomery County OH Health, Hospital Nursing Home Revenue	4.000%	8/1/39	1,000	988
	Montgomery County OH Health, Hospital Nursing Home Revenue	4.000%	8/1/40	5,000	4,888
	Montgomery County OH Health, Hospital Nursing Home Revenue	4.000%	8/1/46	1,500	1,396

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	130	136
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	230	244
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	500	530
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,000	2,100
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	175	194
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	300	318
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/36	1,530	1,200
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	450	444
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,950	1,934
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	375	395
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	270	282
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	3,060	2,415
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	1,995	1,928
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	7,140	6,362
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/51	1,700	1,168
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	2,280	2,030
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	1,925	1,711
	North Canton City School District GO	3.000%	11/1/56	4,060	2,933
	North Royalton City School District GO	4.000%	12/1/34	1,415	1,440
	Northeast Ohio Medical University College & University Revenue	3.000%	12/1/22	100	100
	Northeast Ohio Medical University College & University Revenue	3.000%	12/1/23	75	75
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/24	100	103
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/25	125	130
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/26	100	105
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/28	100	107
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/29	230	247
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/30	150	162
	Northeast Ohio Medical University College & University Revenue	4.000%	12/1/35	750	721
	Northeast Ohio Medical University College & University Revenue	3.000%	12/1/40	1,990	1,547
	Northeast Ohio Medical University College & University Revenue	4.000%	12/1/45	450	397
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/34	6,775	6,935
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/40	205	170
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/43	1,275	1,267
[4]	Northeastern Local School District/Clark County GO	4.000%	12/1/29	785	825
[4]	Northeastern Local School District/Clark County GO	4.000%	12/1/30	865	917
[4]	Northeastern Local School District/Clark County GO	4.000%	12/1/34	790	824
[4]	Northeastern Local School District/Clark County GO	4.000%	12/1/35	1,390	1,445
[4]	Northeastern Local School District/Clark County GO	4.000%	12/1/36	1,495	1,533
[4]	Northeastern Local School District/Clark County GO	4.000%	12/1/55	6,750	6,368
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/30	100	107

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/31	200	213
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/32	260	276
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/33	180	190
	Northridge Local School District/Licking Knox & Del Counties GO	3.000%	10/1/34	425	400
	Northridge Local School District/Licking Knox & Del Counties GO	3.000%	10/1/35	380	350
	Ohio (Voting System Acquisition Project) COP	5.000%	9/1/29	220	249
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/27	12,600	12,616
[8]	Ohio Appropriations Revenue	5.000%	12/15/26	1,035	1,125
[8]	Ohio Appropriations Revenue	5.000%	12/15/27	1,710	1,888
	Ohio Auto Parking Revenue	3.125%	11/15/34	435	425
	Ohio Auto Parking Revenue	3.375%	11/15/39	2,020	1,895
	Ohio GO	5.000%	5/1/23	3,725	3,765
	Ohio GO	5.000%	5/1/27	235	257
	Ohio GO	5.000%	5/1/28	215	240
	Ohio GO	5.000%	5/1/29	360	407
	Ohio GO	5.000%	5/1/30	350	401
	Ohio GO	5.000%	5/1/31	775	900
	Ohio GO	5.000%	5/1/32	600	705
	Ohio GO	5.000%	3/1/33	100	115
	Ohio GO	5.000%	5/1/33	650	757
	Ohio GO	5.000%	5/1/34	700	810
	Ohio GO	5.000%	5/1/36	1,255	1,350
	Ohio GO	5.000%	6/15/36	120	133
	Ohio GO	4.000%	5/1/38	225	231
	Ohio GO	5.000%	3/1/39	1,585	1,688
	Ohio GO	5.000%	3/1/39	500	555
	Ohio GO VRDO	1.700%	12/7/22	5,000	5,000
	Ohio GO VRDO	1.700%	12/7/22	5,500	5,500
	Ohio GO VRDO	1.830%	12/7/22	2,765	2,765
	Ohio Government Fund/Grant Revenue	5.000%	12/15/29	155	177
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	125	133
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/29	35	36
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/30	100	108
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	3,605	3,687
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,230	1,290
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/37	500	555
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/37	1,000	1,051
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,670	1,548
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	1,900	1,746
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/39	2,395	2,252
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/39	1,980	1,806
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	2,200	2,206
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/41	4,655	4,727
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/42	3,470	3,452
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/43	2,000	1,975
	Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/45	850	632
	Ohio Health, Hospital, Nursing Home Revenue	3.550%	1/1/46	3,000	2,595
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/46	5,250	5,045
	Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/46	1,060	777
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/46	500	506
	Ohio Health, Hospital, Nursing Home Revenue	2.250%	1/1/49	8,000	4,994
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/50	1,000	873
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/50	630	642
[2]	Ohio Health, Hospital, Nursing Home Revenue VRDO	1.000%	12/1/22	820	820

Ohio Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ohio Higher Educational Facility Commission Auto Parking Revenue	5.000%	1/15/50	2,500	2,471
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/23	360	367
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/24	1,000	1,027
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/24	500	516
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/25	1,500	1,564
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/25	955	998
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/26	475	502
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/27	1,000	1,039
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/27	105	113
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/27	980	1,050
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/28	1,140	1,234
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/29	1,015	1,111
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/30	2,270	2,529
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/30	740	807
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/30	700	763
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/31	200	218
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	11/1/31	2,040	2,159
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/33	130	141
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/34	875	950
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/34	1,510	1,628
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	11/1/34	2,875	2,801
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/35	800	863
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/35	150	159
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	2/1/36	250	250
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/36	185	200
Ohio Higher Educational Facility Commission College & University Revenue	3.000%	2/1/37	250	204
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	5/1/37	595	576
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	2/1/38	925	903
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	5/1/38	170	164

Ohio Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	5/1/39	930	878
Ohio Higher Educational Facility Commission College & University Revenue	3.000%	2/1/40	400	306
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	5/1/40	600	560
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	2/1/41	680	652
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	11/1/41	4,000	4,096
Ohio Higher Educational Facility Commission College & University Revenue	3.000%	2/1/42	640	474
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/42	450	473
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	7/1/44	2,000	1,824
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	11/1/44	1,980	1,808
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	10/1/49	1,400	1,231
Ohio Higher Educational Facility Commission College & University Revenue	6.000%	12/1/52	2,000	2,119
Ohio Higher Educational Facility Commission College & University Revenue (Case Western Reserve University Project)	4.000%	12/1/44	3,090	2,984
Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/38	1,225	1,311
Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/45	950	995
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/32	800	881
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/33	680	746
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/33	235	263
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/34	115	128
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/35	120	133
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	3.000%	11/1/36	720	622
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	3.000%	11/1/37	720	609
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	4.000%	11/1/38	300	297
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	4.000%	11/1/39	300	295
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	4.000%	11/1/40	500	486
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.250%	11/1/46	1,500	1,590
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	3/1/39	2,895	2,894
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/45	1,000	875
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/50	4,000	3,394
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project), Prere.	5.000%	12/1/26	1,505	1,632

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College 2023 Project)	5.000%	7/1/35	2,000	2,138
[8]	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College 2023 Project)	5.000%	7/1/36	3,500	3,722
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/23	115	117
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/30	300	319
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/31	550	585
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/32	275	292
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project), ETM	5.000%	12/1/26	1,360	1,475
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project), Prere.	5.000%	12/1/26	1,430	1,551
	Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	5.000%	11/1/39	4,890	4,586
	Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/44	2,890	2,853
	Ohio Higher Educational Facility Commission College & University Revenue (University of Deyton Project)	5.000%	12/1/28	200	216
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	935	951
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/27	975	990
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	1,015	1,031
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,055	1,074
[8]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/30	1,000	988
[8]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	1,000	985
[8]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	375	366
[8]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	390	378
[8]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	405	387
[8]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	420	397
[8]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	440	411
[8]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,000	910
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,360	1,288
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/45	1,325	1,234
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	1,500	1,386
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.250%	1/1/47	2,000	2,076
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/50	3,600	3,292
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.250%	1/1/52	5,000	5,162

Ohio Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	1.000%	12/1/22	14,900	14,900
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	9/1/25	935	988
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	9/1/37	5,285	4,179
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	9/1/51	1,595	1,127
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	3/1/52	4,000	3,866
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	3/1/52	5,000	5,181
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	9/1/52	3,495	3,379
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	3/1/54	5,000	5,385
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (First-Time Homebuyer Program)	3.000%	3/1/50	2,135	1,871
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	4.500%	3/1/47	1,225	1,237
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	4.000%	3/1/48	1,650	1,651
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.800%	12/7/22	5,530	5,530
Ohio Lease (Appropriation) Revenue	5.000%	4/1/27	200	218
Ohio Lease (Appropriation) Revenue	5.000%	6/1/28	160	178
Ohio Lease (Appropriation) Revenue	5.000%	4/1/30	275	314
Ohio Lease (Appropriation) Revenue	5.000%	4/1/32	1,405	1,597
Ohio Lease (Appropriation) Revenue	5.000%	4/1/33	1,000	1,129
Ohio Lease (Appropriation) Revenue	5.000%	10/1/36	1,000	1,079
Ohio Lease (Appropriation) Revenue	5.000%	10/1/37	115	124
Ohio Lease (Appropriation) Revenue	5.000%	4/1/38	5,585	6,126
Ohio Lease (Appropriation) Revenue	5.000%	4/1/40	4,000	4,352
Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/41	750	826
Ohio Lease (Appropriation) Revenue (Improvement Fund Projects)	5.000%	12/1/29	1,120	1,236
Ohio Lease (Appropriation) Revenue VRDO	1.800%	12/7/22	14,200	14,200
Ohio Lease (Appropriation) Revenue VRDO	1.830%	12/7/22	13,695	13,695
Ohio Lease (Appropriation) Revenue VRDO	1.830%	12/7/22	4,100	4,100
Ohio Lease (Appropriation) Revenue VRDO	1.830%	12/7/22	8,685	8,685
Ohio Special Obligation Revenue	5.000%	10/1/30	1,790	1,999
Ohio Special Obligation Revenue	5.000%	4/1/36	2,045	2,184
Ohio Special Obligation Revenue (Administrative Building Fund Project)	5.000%	4/1/32	890	1,026
Ohio State University College & University Revenue	4.000%	12/1/38	1,000	1,018
Ohio State University College & University Revenue	4.000%	12/1/39	1,000	1,013
Ohio State University College & University Revenue	4.000%	12/1/40	4,000	4,027
Ohio State University College & University Revenue	4.000%	12/1/41	1,000	1,002
Ohio State University College & University Revenue	4.000%	12/1/42	1,000	996
Ohio State University College & University Revenue	4.000%	12/1/43	2,000	1,974
Ohio State University College & University Revenue	4.000%	12/1/48	6,240	6,019
Ohio State University College & University Revenue	2.500%	12/1/51	3,450	2,216
Ohio State University College & University Revenue VRDO	1.700%	12/7/22	1,600	1,600
Ohio State University College & University Revenue VRDO	1.700%	12/7/22	13,200	13,200
Ohio State University College & University Revenue VRDO	1.700%	12/7/22	7,840	7,840
Ohio State University College & University Revenue VRDO	1.860%	12/7/22	3,200	3,200
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/28	125	139

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/30	865	959
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/31	1,300	1,512
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/32	3,000	3,122
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/32	1,300	1,530
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/33	495	546
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/33	1,000	1,188
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/36	1,825	1,061
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/37	7,975	4,375
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/38	9,615	4,991
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/38	430	488
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/39	8,355	9,428
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/40	3,155	1,462
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/51	9,170	9,919
	Ohio Turnpike & Infrastructure Commission Highway Revenue (Infrastructure Projects)	4.000%	2/15/37	1,210	1,228
[9]	Ohio Turnpike & Infrastructure Commission Highway Revenue, 5.700% coupon rate effective 2/15/23	0.000%	2/15/34	500	578
	Ohio Water Development Authority Intergovernmental Agreement Revenue	5.000%	12/1/34	3,420	3,963
	Ohio Water Development Authority Intergovernmental Agreement Revenue	5.000%	12/1/35	135	156
	Ohio Water Development Authority Intergovernmental Agreement Revenue	5.000%	6/1/46	220	242
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/27	1,190	1,299
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/31	105	120
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/38	4,625	5,131
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/35	2,680	3,008
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/36	9,470	10,562
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/44	1,885	2,043
	Ohio Water Development Authority Water Pollution Control Loan Fund Sewer Revenue VRDO	1.780%	12/7/22	6,800	6,800
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/35	1,000	1,153
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/36	2,465	2,767
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.000%	12/1/37	125	129
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/37	8,000	8,957
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/38	4,915	5,487
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/39	4,340	4,826
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.000%	12/1/41	125	126
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/50	5,000	5,377
[8]	Ohio Water Development Authority Water Revenue	5.000%	12/1/25	450	481
[8]	Ohio Water Development Authority Water Revenue	5.000%	6/1/26	300	323
[8]	Ohio Water Development Authority Water Revenue	5.000%	12/1/26	475	517
[8]	Ohio Water Development Authority Water Revenue	5.000%	6/1/27	400	439
[8]	Ohio Water Development Authority Water Revenue	5.000%	12/1/27	385	427
	Ohio Water Development Authority Water Revenue	5.000%	6/1/32	350	409
	Ohio Water Development Authority Water Revenue	5.000%	12/1/32	250	291

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Water Development Authority Water Revenue	5.000%	6/1/33	500	581
	Ohio Water Development Authority Water Revenue	5.000%	12/1/33	750	870
	Ohio Water Development Authority Water Revenue	5.000%	6/1/34	500	578
	Ohio Water Development Authority Water Revenue	5.000%	12/1/34	500	576
	Ohio Water Development Authority Water Revenue	5.000%	12/1/35	1,000	1,145
	Ohio Water Development Authority Water Revenue	5.000%	12/1/36	450	512
	Ohio Water Development Authority Water Revenue	5.000%	12/1/37	1,710	1,938
	Ohio Water Development Authority Water Revenue	5.000%	12/1/39	1,250	1,406
	Olentangy Local School District GO	4.000%	12/1/33	1,300	1,353
	Olentangy Local School District GO	4.000%	12/1/34	500	514
	Perry Local School District GO	3.000%	11/1/55	5,000	3,596
[3]	Perry Local School District/Lake County COP	3.000%	12/1/34	675	605
[3]	Perry Local School District/Lake County COP	3.000%	12/1/36	1,205	1,042
[3]	Perry Local School District/Lake County COP	3.000%	12/1/38	1,215	1,018
	Polaris Career Center COP	5.000%	11/1/36	410	430
	Port of Greater Cincinnati Development Authority Revenue PUT	4.375%	6/15/26	1,000	920
	Reynoldsburg OH GO	3.550%	12/1/42	640	574
	Reynoldsburg OH GO	3.600%	12/1/48	670	576
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	220	243
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	335	342
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/49	4,430	4,498
	Rossford Exempted Village School District COP	5.000%	12/1/37	900	993
	Rossford Exempted Village School District COP	4.000%	12/1/42	670	649
	Rossford Exempted Village School District COP	4.000%	12/1/47	1,000	950
	Rossford Exempted Village School District COP	4.125%	12/1/51	900	863
	Rossford Exempted Village School District GO	4.000%	12/1/53	2,180	2,049
	Sharonville OH Income Tax Revenue	4.000%	12/1/39	550	552
	Sharonville OH Income Tax Revenue	4.000%	12/1/40	560	560
	Sharonville OH Income Tax Revenue	4.000%	12/1/41	550	547
	Sharonville OH Income Tax Revenue	4.000%	12/1/42	750	731
[3]	Sharonville OH Special Obligation Revenue	4.000%	12/1/29	1,400	1,505
[3]	Sharonville OH Special Obligation Revenue	4.000%	12/1/31	1,510	1,623
[3]	Sharonville OH Special Obligation Revenue	4.000%	12/1/32	1,565	1,661
[3]	Southeast Local School District/Wayne County COP	4.000%	12/1/36	350	360
[3]	Southeast Local School District/Wayne County COP	4.000%	12/1/37	350	357
	Southwest Licking Local School District GO	4.000%	11/1/34	500	521
	Southwest Licking Local School District GO	3.375%	11/1/47	120	100
	Southwest Local School District/Hamilton County GO	5.000%	1/15/30	1,295	1,430
	Southwest Local School District/Hamilton County GO	4.000%	1/15/43	3,000	2,965
	Southwest Local School District/Hamilton County GO	4.000%	1/15/55	2,850	2,704
	South-Western City School District GO	3.000%	12/1/33	250	238
	South-Western City School District GO	3.000%	12/1/34	75	70
	South-Western City School District GO	3.000%	12/1/35	145	134
	Streetsboro City School District GO	4.000%	12/1/49	1,865	1,793
	Summit County Green Local School District GO	5.000%	11/1/52	1,000	1,054
	Summit County OH GO	4.000%	12/1/25	1,000	1,038
	Summit County OH GO	4.000%	12/1/26	1,000	1,048
	Summit County OH GO	4.000%	12/1/27	1,100	1,163
	Summit County OH GO	5.000%	12/1/28	1,400	1,570
	Summit County OH GO	5.000%	12/1/29	1,500	1,708
	Summit County OH GO	5.000%	12/1/30	1,000	1,155
	Toledo OH Water System Water Revenue	5.000%	11/15/37	5,040	5,619
	Toledo-Lucas County Port Authority Auto Parking Revenue (University of Toledo Parking Project)	4.000%	1/1/57	2,000	1,477
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue	5.000%	7/1/34	950	932

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue	5.000%	7/1/39	950	909
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/29	365	380
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/30	375	391
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/31	530	553
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/32	400	418
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/33	435	453
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/34	315	285
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/35	450	401
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/36	850	744
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/49	1,395	1,020
	Union County OH GO	5.000%	12/1/27	215	236
	Union County OH GO	5.000%	12/1/37	950	1,010
	Union County OH GO	5.000%	12/1/38	615	653
	Union County OH GO	5.000%	12/1/47	2,585	2,725
	University of Akron College & University Revenue	5.000%	1/1/30	530	581
	University of Cincinnati College & University Revenue	3.500%	6/1/32	1,230	1,221
	University of Cincinnati College & University Revenue	5.000%	6/1/36	180	194
	University of Cincinnati College & University Revenue	3.000%	6/1/39	1,530	1,293
	University of Cincinnati College & University Revenue	5.000%	6/1/44	2,000	2,105
	University of Toledo College & University Revenue	5.000%	6/1/25	600	626
	University of Toledo College & University Revenue	5.000%	6/1/25	1,000	1,009
	University of Toledo College & University Revenue	5.000%	6/1/26	100	106
	University of Toledo College & University Revenue	5.000%	6/1/27	100	107
	University of Toledo College & University Revenue	5.000%	6/1/29	1,250	1,336
	University of Toledo College & University Revenue	5.000%	6/1/30	1,230	1,349
	Upper Arlington OH Nontax Special Obligation Revenue	4.000%	12/1/33	175	185
	Upper Arlington OH Nontax Special Obligation Revenue	4.000%	12/1/34	150	156
	Upper Arlington OH Nontax Special Obligation Revenue	4.000%	12/1/36	320	330
	Upper Arlington OH Nontax Special Obligation Revenue	4.000%	12/1/51	3,000	2,866
	Valley View Local School District GO	3.000%	11/1/51	1,225	903
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	350	360
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	225	237
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	830	897
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	145	149
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	800	873
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	870	891
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,070	1,156
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,000	977
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,000	970
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	500	478
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	760	769
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	2,175	2,019
[3]	Warrensville Heights City School District GO	5.000%	12/1/34	115	119
	West Carrollton City School District GO	3.000%	12/1/39	1,125	950
	West Carrollton City School District GO	4.000%	12/1/56	1,580	1,447
	Westerville City School District (School Facilities Project) COP	5.000%	12/1/36	475	509

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Westfall Local School District GO	4.000%	12/1/31	100	108
	Westfall Local School District GO	4.000%	12/1/33	200	212
	Westfall Local School District GO	4.000%	12/1/36	250	259
	Westfall Local School District GO	4.000%	12/1/38	220	223
	Westfall Local School District GO	2.375%	12/1/50	425	281
	Wickliffe City School District GO	3.000%	12/1/39	400	337
	Wickliffe City School District GO	3.000%	12/1/40	215	178
	Wickliffe City School District GO	4.000%	12/1/50	3,080	2,938
	Winton Woods City School District GO	0.000%	11/1/29	885	700
	Winton Woods City School District GO	0.000%	11/1/30	1,005	765
	Winton Woods City School District GO	0.000%	11/1/31	1,020	745
	Winton Woods City School District GO	0.000%	11/1/32	1,140	799
[3]	Winton Woods City School District GO	4.000%	11/1/53	3,000	2,829
[3]	Wright State University College & University Revenue	5.000%	5/1/28	570	626
[3]	Wright State University College & University Revenue	5.000%	5/1/29	595	663
[3]	Wright State University College & University Revenue	5.000%	5/1/30	240	270
[3]	Wright State University College & University Revenue	5.000%	5/1/31	840	923
[3]	Wright State University College & University Revenue	5.000%	5/1/31	245	279
[3]	Wright State University College & University Revenue	5.000%	5/1/32	265	304
	Wynford Local School District GO	3.750%	11/1/54	325	267
[4]	Youngstown State University College & University Revenue	4.000%	12/15/30	250	267
[4]	Youngstown State University College & University Revenue	4.000%	12/15/31	1,160	1,235
[4]	Youngstown State University College & University Revenue	4.000%	12/15/32	1,250	1,323
[4]	Youngstown State University College & University Revenue	3.000%	12/15/33	3,045	2,876
					1,284,968
Guam (0.0%)
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	205	178
Puerto Rico (0.8%)
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	539	546
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	3,169	3,242
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	322	329
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	918	942
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	405	222
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	185	157
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	54	41
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	184	171
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	1,072	863
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	950	690
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	70	45

Ohio Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	3,155	2,850
				10,098
Total Tax-Exempt Municipal Bonds (Cost $1,398,051)				1,295,244
Total Investments (100.1%) (Cost $1,398,051)				1,295,244
Other Assets and Liabilities—Net (-0.1%)				(1,640)
Net Assets (100%)				1,293,604
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $367,000 have been segregated as initial margin for open futures contracts.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2022, the aggregate value was $15,806,000, representing 1.2% of net assets.
6	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
7	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2022.
9	Step bond.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2023	85	17,456	46

Short Futures Contracts
Ultra Long U.S. Treasury Bond	March 2023	(36)	(4,906)	(23)
				23

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of November 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $1,398,051)	1,295,244
Investment in Vanguard	48
Cash	54
Receivables for Investment Securities Sold	7,810
Receivables for Accrued Income	17,719
Receivables for Capital Shares Issued	691
Variation Margin Receivable—Futures Contracts	77
Other Assets	30
Total Assets	1,321,673
Liabilities
Payables for Investment Securities Purchased	21,063
Payables for Capital Shares Redeemed	6,086
Payables for Distributions	851
Payables to Vanguard	69
Total Liabilities	28,069
Net Assets	1,293,604
At November 30, 2022, net assets consisted of:

Paid-in Capital	1,420,111
Total Distributable Earnings (Loss)	(126,507)
Net Assets	1,293,604

Net Assets
Applicable to 113,595,064 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,293,604
Net Asset Value Per Share	$11.39

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund
Statement of Operations

Year Ended November 30, 2022
($000)
Investment Income
Income
Interest	40,224
Total Income	40,224
Expenses
The Vanguard Group—Note B
Investment Advisory Services	83
Management and Administrative	1,636
Marketing and Distribution	112
Custodian Fees	21
Auditing Fees	30
Shareholders’ Reports	39
Trustees’ Fees and Expenses	1
Other Expenses	15
Total Expenses	1,937
Expenses Paid Indirectly	(3)
Net Expenses	1,934
Net Investment Income	38,290
Realized Net Gain (Loss)
Investment Securities Sold	(24,437)
Futures Contracts	1,256
Realized Net Gain (Loss)	(23,181)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(200,706)
Futures Contracts	44
Change in Unrealized Appreciation (Depreciation)	(200,662)
Net Increase (Decrease) in Net Assets Resulting from Operations	(185,553)

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Year Ended November 30,
	2022 ($000)	2021 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	38,290	40,687
Realized Net Gain (Loss)	(23,181)	14,062
Change in Unrealized Appreciation (Depreciation)	(200,662)	(11,887)
Net Increase (Decrease) in Net Assets Resulting from Operations	(185,553)	42,862
Distributions
Total Distributions	(51,684)	(52,499)
Capital Share Transactions
Issued	283,630	300,102
Issued in Lieu of Cash Distributions	37,958	38,791
Redeemed	(532,989)	(170,554)
Net Increase (Decrease) from Capital Share Transactions	(211,401)	168,339
Total Increase (Decrease)	(448,638)	158,702
Net Assets
Beginning of Period	1,742,242	1,583,540
End of Period	1,293,604	1,742,242

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$13.21	$13.29	$12.89	$12.19	$12.56
Investment Operations
Net Investment Income[1]	.308	.320	.355	.387	.402
Net Realized and Unrealized Gain (Loss) on Investments	(1.718)	.018	.488	.730	(.304)
Total from Investment Operations	(1.410)	.338	.843	1.117	.098
Distributions
Dividends from Net Investment Income	(.307)	(.320)	(.354)	(.387)	(.402)
Distributions from Realized Capital Gains	(.103)	(.098)	(.089)	(.030)	(.066)
Total Distributions	(.410)	(.418)	(.443)	(.417)	(.468)
Net Asset Value, End of Period	$11.39	$13.21	$13.29	$12.89	$12.19
Total Return[2]	-10.81%	2.59%	6.68%	9.28%	0.79%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,294	$1,742	$1,584	$1,409	$1,168
Ratio of Total Expenses to Average Net Assets	0.13%[3]	0.13%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.58%	2.42%	2.73%	3.05%	3.26%
Portfolio Turnover Rate	86%	43%	30%	26%	39%
1	Calculated based on average units outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.13%.

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Ohio Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates.
Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended November 30, 2022, the fund’s average investments in long and short futures contracts represented 1% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Ohio Long-Term Tax-Exempt Fund
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2022, the fund had contributed to Vanguard capital in the amount of

Ohio Long-Term Tax-Exempt Fund
$48,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended November 30, 2022, custodian fee offset arrangements reduced the fund’s expenses by $3,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	1,295,244	—	1,295,244
Derivative Financial Instruments
Assets
Futures Contracts[1]	46	—	—	46
Liabilities
Futures Contracts[1]	23	—	—	23
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the inclusion of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities.

Ohio Long-Term Tax-Exempt Fund
As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	854
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(23,735)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	(102,786)
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2022 Amount ($000)	2021 Amount ($000)
Tax-Exempt Income	38,143	40,611
Ordinary Income*	2,980	2,205
Long-Term Capital Gains	10,561	9,683
Total	51,684	52,499
*	Includes short-term capital gains, if any.
As of November 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,398,030
Gross Unrealized Appreciation	3,331
Gross Unrealized Depreciation	(106,117)
Net Unrealized Appreciation (Depreciation)	(102,786)
F.	During the year ended November 30, 2022, the fund purchased $1,289,451,000 of investment securities and sold $1,506,281,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2022, such purchases were $279,025,000 and sales were $232,150,000, resulting in net realized gain of $12,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Ohio Long-Term Tax-Exempt Fund
G.	Capital shares issued and redeemed were:

	Year Ended November 30,
	2022 Shares (000)	2021 Shares (000)

Issued	24,068	22,655
Issued in Lieu of Cash Distributions	3,122	2,934
Redeemed	(45,458)	(12,909)
Net Increase (Decrease) in Shares Outstanding	(18,268)	12,680
H.	Management has determined that no events or transactions occurred subsequent to November 30, 2022, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Ohio Tax-Free Funds and Shareholders of Vanguard Ohio Long-Term Tax-Exempt Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Ohio Long-Term Tax-Exempt Fund (the "Fund”) as of November 30, 2022, the related statement of operations for the year ended November 30, 2022, the statement of changes in net assets for each of the two years in the period ended November 30, 2022, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2022 and the financial highlights for each of the five years in the period ended November 30, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2022 by correspondence with the custodian, the transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 19, 2023
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $10,561,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The fund designates 100% of its income dividends as exempt-interest dividends.

"Bloomberg®" and Bloomberg OH Municipal Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the index (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The Ohio Long-Term Tax-Exempt Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Ohio Long-Term Tax-Exempt Fund or any member of the public regarding the advisability of investing in securities generally or in the Ohio Long-Term Tax-Exempt Fund particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg OH Municipal Bond Index, which is determined, composed and calculated by BISL without regard to Vanguard or the Ohio Long-Term Tax-Exempt Fund. Bloomberg has no obligation to take the needs of Vanguard or the owners of the Ohio Long-Term Tax-Exempt Fund into consideration in determining, composing or calculating the Bloomberg OH Municipal Bond Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Ohio Long-Term Tax-Exempt Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to Ohio Long-Term Tax-Exempt Fund customers, in connection with the administration, marketing or trading of the Ohio Long-Term Tax-Exempt Fund.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG OH MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE OHIO LONG-TERM TAX-EXEMPT FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG OH MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG OH MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE OHIO LONG-TERM TAX-EXEMPT FUND OR BLOOMBERG OH MUNICIPAL BOND INDEX OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2023 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2023, Bloomberg. All rights reserved.

This page intentionally left blank.

The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 206 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and
Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street Corporation.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. Mclsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
CFA® is a registered trademark owned by CFA Institute.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q960 012023

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended November 30, 2022: $30,000
Fiscal Year Ended November 30, 2021: $30,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended November 30, 2022: $10,494,508
Fiscal Year Ended November 30, 2021: $11,244,694

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)        Audit-Related Fees.

Fiscal Year Ended November 30, 2022: $2,757,764
Fiscal Year Ended November 30, 2021: $2,955,181

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)       Tax Fees.

Fiscal Year Ended November 30, 2022: $5,202,689
Fiscal Year Ended November 30, 2021: $2,047,574

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)       All Other Fees.

Fiscal Year Ended November 30, 2022: $298,000
Fiscal Year Ended November 30, 2021: $280,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)        (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)       Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2022: $5,500,689
Fiscal Year Ended November 30, 2021: $2,327,574

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)       For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD OHIO TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD OHIO TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 23, 2023

VANGUARD OHIO TAX-FREE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: January 23, 2023

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 11, 2022 (see File Number 333-11763), Incorporated by Reference.